Consolidated Balance Sheets - Globallink Investment Inc [Member] - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 253,507	$ 65,221	$ 6,878	$ 79,073
Prepaid expenses	96,892	60,746	135,280	125,625
Total current assets	350,399	125,967	142,158	204,698
Cash held in Trust Account	3,349,591	29,811,256	29,047,273	28,668,218
TOTAL ASSETS	3,699,990	29,937,223	29,189,431	28,872,916
CURRENT LIABILITIES
Accounts payable	79,886	66,415	15,431	142,093
Franchise tax payable	209,906	150,000	50,000	200,000
Income tax payable	479,279	437,549	602,796	529,505
Promissory note – related party	4,445,458	3,736,066	2,640,649	1,757,255
Due to affiliate	607,000	607,000	607,000	607,000
Excise tax liability	1,313,485	935,214	935,214	935,214
Total current liabilities	7,135,014	5,932,244	4,851,090	4,171,067
Warrant liabilities	2,736	14,250	13,680	1,881
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000	4,025,000
Total Liabilities	11,162,750	9,971,494	8,889,770	8,197,948
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Common stock subject to possible redemption, $0.001 par value, 277,511 and 2,562,567 shares at redemption value of $10.15 and $10.90 per share, respectively, at December 31, 2024 and 2023	2,816,791	29,223,707	28,394,477	27,938,713
STOCKHOLDERS’ DEFICIT
Common stock, $0.001 par value; 500,000,000 shares authorized; 3,445,000 shares issued and outstanding at December 31, 2024 and 2023 (excluding 277,511 shares subject to possible redemption)	3,445	3,445	3,445	3,445
Accumulated deficit	(10,282,996)	(9,261,423)	(8,098,261)	(7,267,190)
Total Stockholders’ Deficit	(10,279,551)	(9,257,978)	(8,094,816)	(7,263,745)
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	$ 3,699,990	$ 29,937,223	$ 29,189,431	$ 28,872,916